Share-based compensation - Share option plans (Details) - Share option plans									12 Months Ended
	Jul. 01, 2020 Options SFr / shares	Apr. 01, 2020 Options SFr / shares	Jan. 01, 2020 Options SFr / shares	Oct. 01, 2019 Options SFr / shares	Jul. 01, 2019 Options SFr / shares	Apr. 01, 2019 Options	Jan. 01, 2019 Options SFr / shares	Jun. 01, 2018 Options SFr / shares	Dec. 31, 2020 CHF (SFr) Options	Dec. 31, 2019 CHF (SFr) Options	Dec. 31, 2018 Options
Share-based compensation
Vesting period of options granted								4 years	4 years	4 years
Exercise period of options granted								10 years	10 years	10 years
Exercise price of share options granted | SFr / shares	SFr 1.45	SFr 1.14	SFr 1.64	SFr 1.80	SFr 1.50		SFr 2.25	SFr 3
Beginning balance			5,540,600				5,128,680		5,540,600	5,128,680	2,661,096
Granted	31,362	1,158,011	38,487	30,000	187,189		243,506	2,467,584	1,227,860	460,695	2,467,584
Exercised										(48,775)
Ending balance									6,768,460	5,540,600	5,128,680
Exercisable									4,235,706	2,811,825	1,736,764
Number of options vested, for which exercise period has been extended			194,687			506,351
Period of exercise extension for options vested			5 years			5 years
Expense related to extension of exercise period for options vested | SFr									SFr 25,309	SFr 75,331